15. STOCK OPTIONS AND WARRANTS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Warrants Weighted Average Remaining Life (years)	11 years 4 months 10 days	4 years 0 months 14 days
Warrants Outstanding	633,631	193,334
Warrants Exercisable	633,631	193,334
Warrant [Member]
Warrants Exercise Price	0.24	0.24
Warrants Weighted Average Remaining Life (years)	0 years 5 months 15 days	9 years 9 months 22 days
Warrants Outstanding	33,334	33,334
Warrants Exercisable	33,334	33,334
Warrants to Purchase Series A Preferred Stock
Warrants Exercise Price	0.30	2.25
Warrants Weighted Average Remaining Life (years)	9 years 3 months 26 days	2 years 10 months 2 days
Warrants Outstanding	33,334	160,000
Warrants Exercisable	33,334	160,000
Options to Purchase Common Stock
Warrants Exercise Price	2.25
Warrants Weighted Average Remaining Life (years)	0 years 9 months 0 days
Warrants Outstanding	205,862
Warrants Exercisable	205,862
Options to Purchase Common Stock | Maximum [Member]
Warrants Exercise Price		2.25
Options to Purchase Common Stock | Minimum [Member]
Warrants Exercise Price		0.24
Warrant 3[Member]
Warrants Exercise Price	3.36
Warrants Weighted Average Remaining Life (years)	0 years 0 months 4 days
Warrants Outstanding	4,882
Warrants Exercisable	4,882
Warrant 4[Member]
Warrants Exercise Price	3.75
Warrants Weighted Average Remaining Life (years)	0 years 4 months 21 days
Warrants Outstanding	166,667
Warrants Exercisable	166,667
Warrant 5[Member]
Warrants Exercise Price	4.50
Warrants Weighted Average Remaining Life (years)	0 years 4 months 21 days
Warrants Outstanding	166,667
Warrants Exercisable	166,667
Warrant 6[Member]
Warrants Exercise Price	67.20
Warrants Weighted Average Remaining Life (years)	0 years
Warrants Outstanding	2,529
Warrants Exercisable	2,529
Warrant 7[Member]
Warrants Exercise Price	336
Warrants Weighted Average Remaining Life (years)	0 years
Warrants Outstanding	2,232
Warrants Exercisable	2,232
Warrant 9[Member]
Warrants Exercise Price	483.84
Warrants Weighted Average Remaining Life (years)	0 years 0 months 7 days
Warrants Outstanding	18,124
Warrants Exercisable	18,124
Warrant 9[Member] | Maximum [Member]
Warrants Exercise Price	483.84
Warrant 9[Member] | Minimum [Member]
Warrants Exercise Price	0.24